DISCONTINUED OPERATIONS (Details 2) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
DISCONTINUED OPERATIONS
Net sales	$ 127	$ 127	$ 969	$ 1,028
Gain on sale of discontinued operations	9	12	9
Income (loss) before provision for income taxes	16	20	20	(6)
Income (Loss) from discontinued operations, net of tax	$ 16	$ 20	$ 20	$ (6)